UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment           [X] Amendment Number: 4
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

This filing lists securities holdings reported on a form 13F filed on March 30, 2001 pursuant to a request for confidential treatment for which confidential treatment expired on September 30, 2001.

Institutional Investment Manager Filing this Report:

Name:    UBS O'Connor LLC
Address: 141 West Jackson Boulevard
         Chicago, IL 60604

13F File Number:   28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: JAMES M. HNILO
Title: DIRECTOR OF COMPLIANCE
Phone: (312) 554-5243
Signature, Place, and Date of Signing:

/s/ JAMES M. HNILO, CHICAGO, IL   July 16, 2002


Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0
                                        ---------

Form 13F Information Table Entry Total:  3
                                        ---------

Form 13F Information Table Value Total:  30,142
                                        ---------

Information for which confidential treatment has been requested has been omitted and filed separately with the Commission

List of Other Included Managers:  None


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


                                  CONFIDENTIAL TREATMENT REQUESTED - CONVERTIBLE ARBITRAGE POSITIONS

                                                           Value   Shrs or   Shr/ Put/            Invest          Voting
Name of Issuer                   Title/Class     CUSIP    (X1000)  Prn Amt   Prn  Call   Mang     Discrt   Sole   Shared   Other
--------------                   -----------     -----    -------  -------   ---  ----   ----     ------   ----   ------   -----
CHARTER COMMUNICATIONS INC DEL   SBNTCV144A05   16117MAA5  20120   16000000   SH        DEFINED      1        0    1.6E+07    0
CHARTER COMMUNICATIONS INC DEL  SUBNTCV5.75%05  16117MAB3   7507    6000000   SH        DEFINED      1        0    6000000    0
ONI SYSTEMS CORP                  SUBNTCV5%05   68273FAA1   2515    4000000   SH        DEFINED      1        0    4000000    0

                                      TOTAL MARKET VALUE = 30142

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